Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
share-based compensation arrangement by share-based payment award, fair value assumptions [Line Items]
share-based compensation arrangement by share-based payment award, fair value assumptions [Table Text Block]
The table below presents information related to stock options granted for the years ended December 31, 2014 and 2013.

	Year Ended December 31,
	2014	2013
Options granted:
Number of options	332,250	8,000
Risk-free interest rate	1.88%	2.32%
Expected term	7.5 years	7.5 years
Expected stock price volatility	19.03%	19.24%
Dividend yield	1.39%	1.57%
Weighted average fair value of options granted	$2.28	$2.09

Summary of Activity in the Stock Option Plan
A summary of stock option activity for the year ended December 31, 2014 was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Dollars in thousands)
Outstanding at beginning of year	271,194	$6.55	7.8 years	$1,239
Granted	332,250	11.50	9.8 years
Exercised	(4,472)	6.44
Forfeited or expired	—	—
Outstanding at end of year	598,972	9.30	8.4 years	1,911
Exercisable at end of year	150,546	6.48	6.8 years	904

Summary of Changes in the Company's Nonvested Shares
A summary of changes in the Company’s nonvested restricted shares for the year ended December 31, 2014 follows:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at beginning of year	72,146	$6.54
Granted	126,800	11.50
Vested	(23,782)	6.51
Forfeited	—	—
Nonvested at end of year	175,164	10.14